Anita L. Chapdelaine Counsel Tel 973 422 2938 Fax 973 422 2939 achapdelaine@lowenstein.com

September 14, 2006

Via EDGAR and FACSIMILE

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Perry Hindin, Esq.
                 Special Counsel

Re:	Ivivi Technologies, Inc.
Registration Statement on Form SB-2
File No. 333-122768

Dear Mr. Hindin:

     Pursuant to my recent telephone conversation with Adelaja Heyliger with respect to the initial public offering (the “IPO”) of shares of common stock, no par value, of Ivivi Technologies, Inc. (the “Company”) contemplated by the above-referenced registration statement (the “Registration Statement”), we understand that the Staff would like support for the Company’s determination that the Sponsored Research Agreement (the “Sponsored Research Agreement”), dated September 24, 2004, between the Company and Montefiore Medical Center need not be filed as an exhibit to the Registration Statement. The purpose of this letter is to provide the Staff with support for such determination.

     As disclosed in the Registration Statement, the Company funded research in the field of neurosurgery under the supervision of Diana Casper, Ph.D., of Montefiore Medical Center’s Department of Neurosurgery, pursuant to the Sponsored Research Agreement from September 24, 2004 through September 24, 2005. Although the Sponsored Research Agreement expired on September 24, 2005, Dr. Casper continued to conduct research in such field pursuant to an unwritten arrangement with Montefiore Medical Center during the fourth quarter of 2005. During the fourth quarter of 2005, Dr. Casper of Montefiore Medical Center’s Department of Neurosurgery received a grant in the amount of $270,000 from the National Institutes of Health (the “NIH”), to commence studies to in the field of neurosurgery. Although Dr. Casper is not required to do so pursuant to the NIH grant, she has advised the Company in writing that she intends to use the Company’s pulsed electromagnetic field technology in connection with these studies. Since the fourth quarter of 2005, the Company has not funded Dr. Casper’s research pursuant to the Sponsored Research Studies or any other arrangement.

     Pursuant to Paragraph (b)(10)(i) of Item 601 of Regulation S-K, a material contract includes “every contract not made in the ordinary course of business which is material [italics added] to the registrant and [italics added] is to be performed in whole or in part at or after the filing of the registration statement or report or was entered into not more than two years before such filing.” While the Sponsored Research Agreement was performed in part after the date of the initial filing of the Registration Statement, the Sponsored Research Agreement expired on September 24, 2005 and neither the Company nor Montefiore Medical Center is currently operating under the terms thereof. Accordingly, the Company no longer considers the Sponsored Research Agreement to be a material contract and respectfully submits that the Sponsored Research Agreement need not be filed as an exhibit to the Registration Statement.

     If you should have any questions or comments regarding the foregoing, please do not hesitate to contact Steven Skolnick at (973) 597-1476 or me at (973) 422-2938.

Very truly yours,

/s/ Anita Chapdelaine

Anita Chapdelaine

cc:	Mr. Adelaja Heyliger Mr. Andre’ DiMino – Ivivi Technologies, Inc. Mr. David Saloff – Ivivi Technologies, Inc. Douglas S. Ellenoff, Esq. – Ellenoff Grossman & Schole LLP